Schedule of cost of revenue (Details) (Parenthetical) - USD ($)	12 Months Ended			61 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Nov. 30, 2023
Cost Of Revenue
Institution Usage Of Resource Validity Period				5 years
Impairmrnt of assets		$ 5,749,384
Impairment of Long-Lived Assets Held-for-use		5,749,384
Goodwill and Intangible Asset Impairment		$ 8,051,199